Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Post-Employment and Other Long-Term Employees Benefits
14.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses a December 31 measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company continues to measure the vested benefits to which Italian employees are entitled as if they left the company immediately as of December 31, 2013, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Change in benefit obligation:

Benefit obligation at beginning of year	901	794	63	52
Service cost	37	40	8	9
Interest cost	28	31	2	3
Employee contributions	5	6	—	—
Benefits paid	(19)	(21)	(4)	(3)
Effect of curtailment	(3)	—	(2)	—
Effect of settlement	(32)	(31)	—	—
Actuarial (gain) loss	(92)	58	—	2
Transfer in	12	70	1	3
Transfer out	(12)	(70)	(1)	(3)
Acquisition / change in scope	9	—	1	—
Plan amendment	5	4	—	—
ST-Ericsson deconsolidation	(49)	—	(4)	—
Foreign currency translation adjustment	17	20	1	—
Benefit obligation at end of year	807	901	65	63

Change in plan assets:

Plan assets at fair value at beginning of year	422	378	—	—
Expected return on plan assets	18	18	—	—
Employer contributions	29	34	—	—
Employee contributions	5	6	—	—
Benefits paid	(9)	(11)	—	—
Effect of settlement	(25)	(30)	—	—
Actuarial gain (loss)	14	17	—	—
Transfer in	8	40	—	—
Transfer out	(8)	(40)	—	—
Foreign currency translation adjustments	5	10	—	—
ST-Ericsson deconsolidation	(11)	—	—	—
Plan assets at fair value at end of year	448	422	—	—

Funded status	(359)	(479)	(65)	(63)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	10	5	—	—
Current liabilities	(12)	(16)	(5)	(3)
Long-term liabilities	(357)	(468)	(60)	(60)
Net amount recognized	(359)	(479)	(65)	(63)

The components of accumulated other comprehensive income (loss) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2011	175	10	185
Net amount generated/arising in current year	43	4	47
Amortization	(14)	(5)	(19)
Foreign currency translation adjustment	5	—	5
Other comprehensive loss as at December 31, 2012	209	9	218
Net amount generated/arising in current year	(105)	5	(100)
Amortization	(15)	(5)	(20)
Foreign currency translation adjustment	2	—	2
Other comprehensive loss as at December 31, 2013	91	9	100

In 2014, the Company expects to amortize $2 million of actuarial losses and $1 million of past service cost.

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Accumulated benefit obligations	717	779	51	49

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Service cost	37	40	34	8	9	8
Interest cost	28	31	33	2	3	3
Expected return on plan assets	(18)	(18)	(20)	—	—	—
Amortization of actuarial net loss (gain)	11	12	6	—	2	(5)
Amortization of prior service cost	5	5	1	—	—	—
Effect of settlement	1	—	(1)		—	—
Effect of curtailment	—	—	—	(2)	—	—

Net periodic benefit cost	64	70	53	8	14	6

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	December 31, 2013	December 31, 2012
Discount rate	3.83%	3.43%
Salary increase rate	2.82%	2.92%
Expected long-term rate of return on funds for the pension expense of the year	4.88%	4.43%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Discount rate	3.43%	4.14%	4.68%
Salary increase rate	2.92%	2.99%	3.13%
Expected long-term rate of return on funds for the pension expense of the year	4.43%	4.57%	4.99%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the term of the benefit obligations concerned. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation at December 31, 2013 and at December 31, 2012 is as follows:

	Percentage of Plan Assets at December
Asset Category	2013	2012
Equity securities	43%	37%
Bonds securities remunerating interest	30%	31%
Real estate	2%	2%
Other	25%	30%
Total	100%	100%

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2013 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	192	7	185	—
Government debt securities	12	12	—	—
Corporate debt securities	122	4	118	—
Investment funds	1	1	—	—
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	105	—	—	105
TOTAL	448	31	308	109

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as at December 31, 2012 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	156	9	147	—
Government debt securities	13	12	1	—
Corporate debt securities	119	4	115	—
Investment funds	7	1	3	3
Real estate	9	—	5	4
Other (mainly insurance assets – contracts and reserves)	113	—	—	113
TOTAL	422	31	271	120

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2013 and December 31, 2013 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2013	120
Contributions (employer and employee)	15
Benefits paid	(2)
Settlements	(23)
ST-Ericsson deconsolidation	(4)
Foreign currency translation adjustment	3

December 31, 2013	109

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2012 and December 31, 2012 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2012	104
Actual return on plan assets	3
Contributions (employer and employee)	16
Benefits paid	(3)
Settlements	(7)
Reclassification to Level 3	4
Foreign currency translation adjustment	3

December 31, 2012	120

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction. The Company’s practice is to periodically conduct a review in each subsidiary of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation with reasonable boundaries. This was the case for year-end 2013. A portion of the fixed income allocation is reserved in short-term cash to provide for expected benefits to be paid. The Company’s asset portfolios are managed in such a way as to achieve adapted diversity and in certain jurisdictions they are entirely managed by the multi-employer funds. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company contributions to plan assets were $29 million and $34 million in 2013 and 2012 respectively and the Company expects to contribute cash of $26 million in 2014.

The Company’s estimated future benefit payments as of December 2013 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2014	29	5
2015	21	9
2016	20	4
2017	34	4
2018	31	5
From 2019 to 2023	211	28

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company accrued benefits related to defined contribution pension plans of $19 million both as of December 31, 2013 and 2012. The annual cost of these plans amounted to approximately $89 million, $94 million and $98 million in 2013, 2012 and 2011, respectively. The benefits accrued to employees on a pro-rata basis, during their employment period, are based on the individuals’ salaries.